As filed with the Securities and Exchange Commission on December 10, 1996.

                                               1933 Act Registration No. 33-12
                                                    1940 Act File No. 811-4401


                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                             ---------------------

                                  FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                      Pre-Effective Amendment No. -----
                      Post-Effective Amendment No.   34                       x

                                    and/or
                       REGISTRATION STATEMENT UNDER THE
                        INVESTMENT COMPANY ACT OF 1940
                              Amendment No.   36                              x

                       (Check appropriate box or boxes)

                           ---------------------

                   PRINCIPAL PRESERVATION PORTFOLIOS, INC.

              (Exact name of registrant as specified in charter)

     215 NORTH MAIN STREET
     WEST BEND, WISCONSIN                                   53095
     (Address of Principal Executive Offices)               (Zip Code)

     Registrant's Telephone Number, including Area Code:  (414) 334-5521


                             ROBERT J. TUSZYNSKI
                            President and Director
                   PRINCIPAL PRESERVATION PORTFOLIOS, INC.
                            215 NORTH MAIN STREET
                          WEST BEND, WISCONSIN 53095
                   (Name and Address of Agent for Service)

                                   Copy to:

                           CONRAD G. GOODKIND, ESQ.
                               Quarles & Brady
                          411 East Wisconsin Avenue
                          Milwaukee, Wisconsin 53202


               It is proposed that this filing will become effective
                 X immediately upon filing pursuant to paragraph (b) on (date) pursuant to paragraph (b)
                     60 days after filing pursuant to paragraph (a)(1)
                     on (date) pursuant to paragraph (a)(1)
                     75 days after filing pursuant to paragraph (a)(2) of rule
               485.

               If appropriate, check the following:
                     this post-effective amendment designates a new
               effective date for a previously filed post-effective amendment

     Registrant has elected to register an indefinite number of shares of Common Stock, $0.001 par value, pursuant to Rule 24f-2 under The Investment Company Act of 1940. The Registrant's Rule 24f-2 Notice for the year ended December 31, 1995 was filed on February 27, 1996.


                    PRINCIPAL PRESERVATION PORTFOLIOS, INC.

                                   FORM N-1A

                             CROSS-REFERENCE SHEET

                          PSE TECH 100 INDEX PORTFOLIO


Form N-1A
Item No.                                     Prospectus Heading
---------                                    ------------------

     PART A

 1.  Cover Page.........................     Cover Page

 2.  Synopsis...........................     Questions and Answers; Expenses

 3.  Condensed Financial Information....     Financial Highlights

 4.  General Description of
      Registrant........................     Questions and
     ...................................     Answers; Investment Objectives and
                                             Policies; Description of Shares

 5.  Management of the Fund.............     Management;
     ...................................     Determination of Net Asset Value
                                             Per Share; Other Information

5A.  Management's Discussion of Fund
      Performance.......................     NA

 6.  Capital Stock and Other
      Securities........................     Redemptions; Dividends, Capital
                                             Gains Distributions and Reinvest-
                                             ments; Tax Status; Description of
                                             Shares

 7.  Purchase of Securities Being
      Offered...........................     Purchase of Shares; Determination
                                             of Net Asset Value Per Share;
                                             Distribution Expenses

 8.  Redemption or Repurchase...........     Redemptions

 9.  Pending Legal Proceedings..........     None

     PART B

10.  Cover Page.........................     Cover Page

11.  Table of Contents..................     Table of Contents

12.  General Information and History....     N/A

13.  Investment Objectives and Policies.     Investment Program; Investment
                                             Restrictions

14.  Management of the Fund.............     Management ofPrincipal
     ...................................     Preservation

15.  Control Persons and Principal
       Holders of Securities............     Control Persons and Principal
                                             Holders of Securities

16.  Investment Advisory and
       Other Services...................     Management of Principal
                                             Preservation

17.  Brokerage Allocation and
       Brokerage........................     Portfolio Transactions and
                                             Brokerage

18.  Capital Stock and Other
       Securities.......................     Determination of Net Asset Value
                                             Per Share; Tax Status

19.  Purchase, Redemption and Pricing
       of Securities Being Offered......     Determination of Net Asset Value
                                             Per Share; Purchase of Shares;
                                             Distribution Expenses

20.  Tax Status.........................     Tax Status

21.  Underwriters.......................     Purchase of Shares; Distribution
                                             Expenses; Management of Principal
                                             Preservation

22.  Calculation of Performance Data....     Performance Information; Portfolio
                                             Ratings

23.  Financial Statements...............     Financial Statements


PART A - INFORMATION REQUIRED IN A PROSPECTUS


     In partial response to Part A of Form N-1A, the Registrant hereby incorporates its current Prospectus, dated June 10, 1996, which is included in Post-Effective Amendment No. 33 to its Registration Statement on Form N-1A (Registration No. 33-12), as filed with the Securities and Exchange Commission on March 27, 1996. In further response to Item 3 of Form N-1A, the Registrant states as follows:

                   PRINCIPAL PRESERVATION PORTFOLIOS, INC.
                         PSE TECH 100 INDEX PORTFOLIO

SUPPLEMENT DATED DECEMBER 10, 1996 TO THE PROSPECTUS DATED JUNE 10, 1996 OF THE PSE TECH 100 INDEX PORTFOLIO (THE "PORTFOLIO"), A SERIES OF PRINCIPAL PRESERVATION PORTFOLIOS, INC. ("PRINCIPAL PRESERVATION").

      Page 5 of the Portfolio's Prospectus, immediately prior to the section captioned "Investment Objectives and Policies," is supplemented by adding the following:

                             FINANCIAL HIGHLIGHTS

      This table presents certain information relating to a share of the Portfolio outstanding from the period beginning June 10, 1996 (commencement of operations) and ending November 30, 1996. The Financial Highlights, which have not been audited, should be read in conjunction with the Portfolio's unaudited financial statements, and notes thereto, which are contained in the Statement of Additional Information, dated June 10, 1996, as supplemented on December 10, 1996. The Statement of Additional Information, as supplemented, may be obtained without charge, as indicated on the cover page of this Prospectus. Additional information about the performance of the Portfolio will be included in Principal Preservation's annual report to shareholders, which also will be made available upon request without charge. The performance of the Portfolio reflected in the Financial Highlights is not necessarily indicative of future results.


                                        PSE TECH 100 INDEX PORTFOLIO
                                        ----------------------------
                                            For the period from
                                               June 10, 1996
                                               (commencement
                                             of operations) to
                                             November 30, 1996
                                                (Unaudited)
                                             ------------------
PER SHARE DATA:

NET ASSET VALUE, BEGINNING OF PERIOD             $10.00

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                            0.03
  Net realized and unrealized gains (losses)
    on investments                                 1.32
                                                 ------
  TOTAL FROM INVESTMENT OPERATIONS                 1.35
                                                 ------
LESS DISTRIBUTIONS:
  Dividends from net investment income           (0.02)
                                                 ------
  TOTAL DISTRIBUTIONS                            (0.02)
                                                 ------
NET ASSET VALUE, END OF PERIOD                   $11.33
                                                 ------
                                                 ------
TOTAL RETURN**<F20>                               13.5%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (to nearest thousand)  $5,802
Ratio of net expenses to average net assets        0.0%*<F19>+<F21>
Ratio of net investment income to average
  net assets                                       0.7%*<F19>
Portfolio turnover rate                           11.7%
Average commission rate paid                     $0.052

*<F19>Annualized.
**<F20>The Fund's sales charge is not reflected in total return as set forth in the table.
+<F21>Reflects a voluntary reimbursement of fund expenses of 4.7% in 1996.

NOTE: THIS SUPPLEMENT MUST ACCOMPANY THE DELIVERY OF ALL PROSPECTUSES ON OR AFTER DECEMBER 10, 1996.

PART B - INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION


      In partial response to Part B of Form N-1A (Item 10 through Item 23), the Registrant incorporates by reference its current Statement of Additional Information dated June 10, 1996, which is included in Post-Effective Amendment No. 33 to its Registration Statement on Form N-1A (Registration No. 33-12), as filed with the Securities and Exchange Commission on March 27, 1996. In further response to Item 23 of Form N-1A, the Registrant states as follows:

                   PRINCIPAL PRESERVATION PORTFOLIOS, INC.
                         PSE TECH 100 INDEX PORTFOLIO

SUPPLEMENT DATED DECEMBER 10, 1996 TO THE STATEMENT OF ADDITIONAL INFORMATION DATED JUNE 10, 1996 OF THE PSE TECH 100 INDEX PORTFOLIO (THE "PORTFOLIO"), A SERIES OF PRINCIPAL PRESERVATION PORTFOLIOS, INC. ("PRINCIPAL PRESERVATION").

      Page 24 of the Portfolio's Statement of Additional Information, immediately prior to the section captioned "Description of Ratings of Certain Securities," is supplemented by adding the following:

                             FINANCIAL STATEMENTS

      The following pages present unaudited financial statements of the Portfolio as of November 30, 1996 and for the period from June 10, 1996 (commencement of operations) through November 30, 1996. In the opinion of management of the Portfolio, all adjustments consisting only of normal recurring adjustments which are necessary for a fair presentation of the results of operations for the interim period ended November 30, 1996, are reflected.

                    PRINCIPAL PRESERVATION PORTFOLIOS, INC.

                                 BALANCE SHEET
                         NOVEMBER 30, 1996 (UNAUDITED)

                                   PSE TECH 100
                                       INDEX
                                   ------------
ASSETS:

Investments:
  Long-term investments
    in securities, (See
    Schedule of Investments)         $5,855,932
  Short-term investments                460,132
                                    -----------
  Total investments                   6,316,064

Cash                                        815

Receivables:
  Capital shares sold                    44,538
  Dividends and interest                  2,838
  Investments sold                      102,105
  Due from Adviser                       17,720
  Margin variation                        1,000
                                    -----------
  Total receivables                     168,201

Deferred Organization Expense            15,290
Other assets                                292
                                    -----------

  Total assets                       $6,500,662
                                    -----------
                                    -----------
LIABILITIES:
Payables:
  Expenses                               70,400
  Investments purchased                 379,948
  Payable for Futures                   248,600
  Other liabilities                          --
                                    -----------
  Total liabilities                     698,948
                                    -----------
NET ASSETS:
Capital stock                         4,955,997
Undistributed (overdistributed)
  net investment income                   7,080
Undistributed net realized gains
  (losses) on investments                35,336
Net unrealized appreciation
   on investments                       803,301
                                    -----------

  Total net assets                    5,801,714
                                    -----------
  Total liabilities
    and net assets                   $6,500,662
                                    -----------
                                    -----------
NET ASSET VALUE AND
  REDEMPTION PRICE PER SHARE             $11.33
                                    -----------
                                    -----------
MAXIMUM OFFERING PRICE
  PER SHARE                              $11.86
                                    -----------
                                    -----------

The accompanying notes to financial statements are an integral part of this statement.

                    PRINCIPAL PRESERVATION PORTFOLIOS, INC.

                            STATEMENT OF OPERATIONS


                                        FOR THE
                                    PERIOD FROM
                                  JUNE 10, 1996
                                  (COMMENCEMENT
                              OF OPERATIONS) TO
                              NOVEMBER 30, 1996
                                    (UNAUDITED)
                                   PSE TECH 100
                                          INDEX
                                 --------------
INVESTMENT INCOME:
Dividends                                $6,797
Interest                                  6,751
                                     ----------
  Total investment
    income                               13,548
                                     ----------
EXPENSES:
Investment advisory fees                  8,663
Custodian fees                            6,960
Transfer agent fees                       8,700
Broker service fees                       4,229
Professional fees                        25,230
Registration                             13,050
Communication                            13,572
Director fees                             2,169
Pricing of investments                    3,480
Deferred organization expense             1,611
Other                                     1,740
                                     ----------
  Total expenses                         89,404
Less expenses absorbed
  by advisor                           (89,404)
                                     ----------
  Net expenses                                0
                                     ----------
NET INVESTMENT INCOME                    13,548
                                     ----------
NET REALIZED GAINS
  ON INVESTMENTS                         35,336

NET UNREALIZED APPRECIATION
  (DEPRECIATION) ON INVESTMENTS         803,301
                                     ----------
  Net gains
    on investments                      838,637
                                     ----------
NET INCREASE
  IN NET ASSETS RESULTING
  FROM OPERATIONS                      $852,185
                                     ----------
                                     ----------

The accompanying notes to financial statements are an integral part of this statement.

                    PRINCIPAL PRESERVATION PORTFOLIOS, INC.

                      STATEMENTS OF CHANGES IN NET ASSETS


                                        FOR THE
                                    PERIOD FROM
                                  JUNE 10, 1996
                                  (COMMENCEMENT
                              OF OPERATIONS) TO
                              NOVEMBER 30, 1996
                                    (UNAUDITED)
                                   PSE TECH 100
                                          INDEX
                                 --------------
OPERATIONS:
Net investment income                   $13,548
Net realized gains
  on investments                         35,336
Change in unrealized
  appreciation (depreciation) on
  investments for the year              803,301
                                   ------------
  Net increase
    in net assets resulting
    from operations                     852,185
                                   ------------
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
  ($0.0152 share)                       (6,468)
                                   ------------

  Total distributions                   (6,468)
                                   ------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares issued           4,987,634
Net asset value of shares
  issued in distributions                 6,194
Cost of shares redeemed                (37,831)
                                   ------------
  Net increase (decrease)
    in net assets from
    capital share
    transactions                      4,955,997
                                   ------------
  Total increase
    (decrease)                        5,801,714

NET ASSETS:
Balance at beginning of year                 --
                                   ------------
Balance at end of year               $5,801,714
                                   ------------
                                   ------------

The accompanying notes to financial statements are an integral part of this statement.

                    PRINCIPAL PRESERVATION PORTFOLIOS, INC.
                         PSE TECH 100 INDEX PORTFOLIO
                         NOTES TO FINANCIAL STATEMENTS
                         NOVEMBER 30, 1996 (UNAUDITED)

1.SIGNIFICANT ACCOUNTING POLICIES --

  Principal Preservation Portfolios, Inc. (the "Fund"), registered under the Investment Company Act of 1940 as an open-end management investment company, is a series company with eight portfolios: Tax-Exempt Portfolio, Government Portfolio, S&P 100 Plus Portfolio, Dividend Achievers Portfolio, Select Value Portfolio, PSE Tech 100 Index Portfolio, Wisconsin Tax-Exempt Portfolio and the Cash Reserve Portfolio. This interim report contains the information of the PSE Tech 100 Index Portfolio only. The assets and liabilities of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which the shareholder owns shares.

  The following is a summary of the significant accounting policies of the Fund.

  (a)Long-Term Securities and Short-Term Investments

    Long-term taxable fixed income securities are valued at market using quotations provided by an independent pricing service.

    Common and preferred stocks are valued at the last sales price reported by the New York Stock Exchange, other appropriate exchanges, or NASDAQ, on the date of valuation. Common and preferred stocks not traded on that date are valued at the last bid price.

    Short-term investments are valued at amortized cost, which approximates market value.

    Investment transactions are recorded on the trade date.

  (b)Option Transactions

    For hedging purposes, the PSE Tech 100 Index Portfolio may buy and sell put and call options, write covered call options on portfolio securities, write cash-secured puts, and write call options that are not covered for cross-hedging purposes. The risk in writing a call option is that a fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that a fund may incur a loss if the market price of the security decreases and the option is exercised.
The risk in buying an option is that a fund pays a premium whether or not the option is exercised. A fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

    Option contracts are valued daily, and unrealized appreciation or depreciation is recorded. A fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

  (c)Futures Contracts

    The PSE Tech 100 Index Portfolio may utilize futures contracts to a limited extent. The primary risks associated with the use of futures contracts include an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are based upon their quoted daily settlement prices. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated at which time realized gains and losses are recognized.

  (d)Net Realized Gains and Losses and Investment Income

    Net realized gains and losses on securities sales (including options) are computed on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Total net realized gains (losses) on investments for the period ended November 30, 1996, were comprised of the following:

                                      PSE TECH 100
                                         INDEX
                                      ------------
Net realized gains
  on investments                         $61,075
Net realized (losses) on Futures        (25,739)
                                      ----------
Total net realized gains
  on investments                         $35,336
                                      ----------
                                      ----------

  (e)Federal Income Taxes

    Provision has not been made for Federal income taxes since each portfolio has elected to be taxed as a "regulated investment company" and intends to distribute substantially all income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.

  (f)Expenses

    Fund expenses associated with a specific portfolio are charged to that portfolio as they are incurred. Common expenses incurred by the Fund are allocated, as incurred, between the portfolios based upon the ratio of the net assets of each portfolio to the combined net assets of the Fund.

  (g)Distributions to Shareholders

    Dividends to shareholders are recorded on the ex-dividend date.

  (h)Deferred Organization Costs

    Costs incurred with the organization, initial registration and public offering of shares aggregating $16,902 for the PSE Tech 100 Index have been paid by the Fund and are being amortized over a five year period.

2.INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH RELATED PARTIES --

  On January 31, 1996, the Fund assigned its Investment Advisory Agreements (the "Agreements") with B.C. Ziegler and Company ("Ziegler"), (with whom certain officers and directors of the Fund are affiliated) to Ziegler Asset Management, Inc., ("ZAMI") to serve as Investment Advisor (the "Advisor"). Both Ziegler and ZAMI are wholly owned subsidiaries of The Ziegler Companies, Inc. and therefore the Assignment did not constitute a change in control. Pursuant to the Agreement, ZAMI manages the PSE Tech 100 Index Portfolio.

  Under its Agreement, the PSE Tech 100 Index Portfolio pays ZAMI a monthly fee based upon the PSE Tech 100 average daily net assets at the rate of 0.50% of the first $50,000,000 of average daily net assets, 0.30% of the next $200,000,000 of average daily net assets and 0.25% of the next $250,000,000 of average daily net assets and 0.20% of average daily net assets in excess of $500 million.

  The Agreements provide that the Advisor's fee will be reduced or the Advisor will reimburse each Portfolio, by an amount necessary to prevent the total expenses of each Portfolio from exceeding limits applicable to each Portfolio in any state in which its shares are qualified for sale.

  For the period ended November 30, 1996, the Portfolio exceeded the statutory expense limitation. However, the Advisor voluntarily reimbursed the PSE Tech 100 Index Portfolio $87,793. The Advisor is not obligated to continue the voluntary reimbursement in the future.

  On May 17, 1991, the Fund's shareholders approved a Distribution Agreement under Rule 12b-1. According to this agreement the Fund pays a distribution fee of up to 0.25% to the distributor which is passed through to the broker/dealer as a service fee.

  Ziegler has an Accounting and Pricing Agreement with the Fund to perform accounting and pricing services, a Depository Agreement with the Fund to be the depository for all investment securities and cash, and a Transfer and Dividend Disbursing and Shareholder Services Agency Agreement with the Fund to provide Transfer Agent Services. In addition, each Portfolio pays Ziegler commissions on sales of Portfolio shares. The transfer agent fees, commissions, accounting and pricing fees and depository fees paid to Ziegler for the period ended November 30, 1996, were as follows for the Portfolio:

                                                                                     ACCOUNTING
                                       TRANSFER            COMMISSIONS              AND PRICING               DEPOSITORY
                                     AGENT FEES    ON PORTFOLIO SHARES                     FEES                     FEES
                                    -----------    -------------------             ------------               ----------
 PSE Tech 100 Index Portfolio            $8,700                 100                      9,048                    6,960


3.   INVESTMENT TRANSACTIONS --

  Purchases and proceeds from sales of securities, excluding short-term investments, for the period ended November 30, 1996 aggregated:

                                    PURCHASES      PROCEEDS FROM SALES
                                  -----------      -------------------
 PSE Tech 100 Index Portfolio       5,269,788                  423,329

  Net unrealized appreciation on investments as of November 30, 1996, included:

                                   PSE TECH 100
                                          INDEX
                                   ------------
Gross unrealized appreciation        $897,078
Gross unrealized (depreciation)       (93,777)
                                   ------------
Net unrealized appreciation          $803,301
                                   ------------
                                   ------------


4.   LINE OF CREDIT --

  The Fund has an available line of credit of $3,000,000. However, each Portfolio's borrowings, by investment restriction, cannot exceed 10% of the total net assets not including the borrowings. Interest expense incurred in connection with such borrowings was not material during the year. Borrowings under this arrangement bear interest approximating the then current Prime Rate. All borrowings under this line of credit are guaranteed by Ziegler. Each Portfolio's policies allow borrowings for temporary or emergency purposes.

5.   CAPITAL SHARE TRANSACTIONS --

  (a) The Fund has authorized capital of 1,000,000,000 shares at $.001 par value per share. The Fund's shares are divided into the separate portfolios. Fifty million of the Fund's authorized shares are allocated to the PSE Tech 100 Index Portfolio.

    The Cash Reserve Portfolio has been allotted 400,000,000 shares 200 million shares of which are designated as Class X Common Stock (the Retail Class) and 200 million shares of which are designated Class Y Common Stock (the Institutional Class). The Tax-Exempt, Government, S&P 100 Plus, Dividend Achievers, Wisconsin Tax-Exempt and Select Value Portfolios have each been allocated 50,000,000 shares. The remaining 250,000,000 Fund shares may be allocated to any of the above portfolios, the Cash Reserve Portfolio, the Wisconsin Tax-Exempt Portfolio or to new portfolios as determined by the Board of Directors. The shares of each Portfolio have equal rights and privileges with all other shares of that Portfolio.

  (b)Capital share activity during the period ended November 30, 1996, were as follows:

                                    PSE TECH 100
                                     INDEX*<F22>
                                    ------------
   SHARES OUTSTANDING
     AT DECEMBER 31, 1995                   ---
     Shares issued                      515,349
     Shares issued in distributions         611
     Shares redeemed                    (3,807)
                                      ---------

   SHARES OUTSTANDING
     AT NOVEMBER 30, 1996               512,153
                                      ---------
                                      ---------

 *<F22>Amounts shown for the PSE Tech 100 Index Portfolio are the result of the Fund's operations from its commencement of operations on June 10, 1996.

  (c) The PSE Tech 100 Index Portfolio's maximum offering price per share is computed based on a maximum sales charge of 4.5% of the offering price or 4.71% of the net asset value. For the purpose of this computation, the price per share is derived from multiplying the net asset value and redemption price per share by 100 and then dividing the product by 95.5.

6.FUTURES CONTRACTS WRITTEN --

  An analysis of the futures contracts written for the period from June 10, 1996 (commencement of operations) through November 30, 1996 for the PSE Tech 100 Index Portfolio was as follows:

                                                        AGGREGATE FACE
                          NUMBER OF CONTRACTS       VALUE OF CONTRACTS
                          -------------------       ------------------
 PSE TECH 100 INDEX PORTFOLIO:
 Outstanding at June 10, 1996
   (commencement of operations)             0                       $0
 Contracts opened                           6                      639
 Contracts closed                         (4)                    (433)
                                         ----                  -------
 Outstanding at November 30, 1996           2                     $206
                                         ----                  -------
                                         ----                  -------

The number of financial futures contracts and the gross unrealized appreciation, in thousands, as of November 30, 1996, for the Portfolio was as follows:
                                                            UNREALIZED
                          NUMBER OF CONTRACTS             APPRECIATION
                          -------------------             ------------
 PSE TECH 100 INDEX PORTFOLIO:
 PSE Technology 100 Index Futures
   Contract expiration date 12/96           2                     $42


                    PRINCIPAL PRESERVATION PORTFOLIOS, INC.

                         PSE TECH 100 INDEX PORTFOLIO

                            SCHEDULE OF INVESTMENTS
                         NOVEMBER 30, 1996 (UNAUDITED)


                                         NUMBER                        MARKET
                                      OF SHARES                         VALUE
                                   OR PAR VALUE
                                   ------------                      --------
COMMON STOCKS -- 97.1%

BIOTECHNOLOGY -- 5.4%
*<F26>+<F27>Amgen, Inc.                   1,450                       $88,269
*<F26>+<F27>Biogen, Inc.                  1,450                        55,462
*<F26> Centocor, Inc.                     1,450                        40,056
*<F26>+<F27>Chiron Corporation            1,450                        28,094
*<F26> Genentech, Inc.                    1,450                        78,481
*<F26> Immunex Corporation                1,450                        19,575
*<F26> Xoma Corporation                   1,450                         5,709
                                                                   ----------
                                                                      315,646
                                                                   ----------

CAD/CAM -- 2.0%
+<F27> Autodesk, Inc.                     1,450                        40,600
*<F26> Evans & Sutherland Computer
    Corporation                           1,450                        37,337
*<F26> Intergraph Corporation             1,450                        13,231
*<F26> Mentor Graphics Corporation        1,450                        14,137
*<F26> QMS, Inc.                          1,450                         8,519
                                                                   ----------
                                                                      113,824
                                                                   ----------

DATA COMMUNICATIONS -- 13.7%
*<F26> 3Com Corporation                   1,450                       108,931
*<F26>+<F27>Adaptec, Inc.                 1,450                        54,012
*<F26>+<F27>ADC Telecommunications, Inc.  1,450                        52,562
*<F26> Bay Networks, Inc.                 1,450                        38,787
*<F26> Cabletron Systems, Inc.            1,450                        58,544
*<F26> Cisco Systems, Inc.                1,450                        98,419
*<F26> DSCCommunications Corporation      1,450                        26,100
  Harris Corporation                      1,450                        99,325
*<F26> Novellus Systems, Inc.             1,450                        83,375
*<F26> Octel Communications Corporation   1,450                        26,100
  Scientific - Atlanta, Inc.              1,450                        22,475
*<F26> Symbol Technologies, Inc.          1,450                        67,606
*<F26> Tellabs, Inc.                      1,450                        57,637
                                                                   ----------
                                                                      793,873
                                                                   ----------

DATA STORAGE AND PROCESSING -- 4.9%
*<F26>+<F27>Applied Magnetics Corporation 1,450                        39,694
*<F26> AST Research, Inc.                 1,450                         6,434
*<F26>+<F27>Exabyte Corporation           1,450                        21,025
*<F26> Komag, Incorporated                1,450                        46,762
*<F26> Quantum Corporation                1,450                        38,787
*<F26> Seagate Technology, Inc.           1,450                        57,275
*<F26> Storage Technology Corporation     1,450                        72,319
                                                                   ----------
                                                                      282,296
                                                                   ----------
ELECTRONIC EQUIPMENT -- 1.5%
  AMP Incorporated                        1,450                        55,462
  Sensormatic Electronics Corporation     1,450                        29,000
                                                                   ----------
                                                                       84,462
                                                                   ----------
INFORMATION PROCESSING -- 5.8%
*<F26>+<F27>America Online, Inc.          1,450                        51,294
  Automatic Data Processing, Inc.         1,450                        62,169
*<F26> Ceridian Corporation               1,450                        69,781
*<F26>+<F27>Computer Sciences Corporation 1,450                       114,006
  Comsat Corporation                      1,450                        38,063
                                                                   ----------
                                                                      335,313
                                                                   ----------

LARGE DIVERSIFIED COMPUTER
  MANUFACTURING -- 6.8%
*<F26> Digital Equipment Corporation      1,450                        53,287
  Honeywell Inc.                          1,450                        99,506
  International Business
    Machines Corporation                  1,450                       231,094
*<F26> Unisys Corporation                 1,450                        11,056
                                                                   ----------
                                                                      394,943
                                                                   ----------
MEDICAL TECHNOLOGY -- 8.0%
*<F26>+<F27>Acuson Corporation            1,450                        33,169
*<F26> Biomet, Inc.                       1,450                        23,925
*<F26> Boston Scientific Corporation      1,450                        84,644
*<F26> Coherent, Inc.                     1,450                        62,894
*<F26>+<F27>Genzyme Corporation           1,450                        32,988
  Medtronic, Inc.                         1,450                        95,881
  Shared Medical Systems Corporation      1,450                        72,137
*<F26> St. Jude Medical, Inc.             1,450                        60,537
                                                                   ----------
                                                                      466,175
                                                                   ----------

MICRO COMPUTER MANUFACTURERS -- 6.5%
+<F27> Apple Computer, Inc.               1,450                        34,981
*<F26> Compaq Computer Corporation        1,450                       114,913
*<F26> Dell Computer Corporation          1,450                       147,356
*<F26> Gateway 2000, Inc.                 1,450                        77,756
                                                                   ----------
                                                                      375,006
                                                                   ----------

MINI AND MAINFRAME COMPUTER
  MANUFACTURERS -- 5.0%
*<F26>+<F27>Amdahl Corporation            1,450                        17,219
*<F26> Data General Corporation           1,450                        21,206
*<F26> EMC Corporation                    1,450                        46,762
*<F26> Informix Corporation               1,450                        34,437
*<F26> Silicon Graphics, Inc.             1,450                        28,819
*<F26> Stratus Computer, Inc.             1,450                        37,338
*<F26> Sun Microsystems, Inc.             1,450                        84,463
*<F26> Tandem Computers, Inc.             1,450                        19,756
                                                                   ----------
                                                                      290,000
                                                                   ----------

OFFICE AUTOMATION EQUIPMENT -- 2.6%
*<F26> CUC International, Inc.            1,450                        38,244
*<F26> Newbrige Networks Corporation      1,450                        43,138
  Xerox Corporation                       1,450                        71,231
                                                                   ----------
                                                                      152,613
                                                                   ----------

SEMICONDUCTOR CAPITAL EQUIPMENT
  MANUFACTURERS -- 3.3%
*<F26>+<F27>Applied Materials, Inc.       1,450                        55,281
*<F26> Cadence Design Systems, Inc.       1,450                        57,819
*<F26> KLA Instruments Corporation        1,450                        51,475
*<F26> Kulicke & Soffa Industries, Inc.   1,450                        29,363
                                                                   ----------
                                                                      193,938
                                                                   ----------

SEMICONDUCTOR MANUFACTURERS -- 10.4%
*<F26>+<F27>Advanced Micro Devices, Inc.  1,450                        35,163
*<F26> Chips & Technologies, Inc.         1,450                        30,541
*<F26> Cypress Semiconductor Corporation  1,450                        17,763
  Intel Corporation                       1,450                       183,969
  Micron Technology, Inc.                 1,450                        48,031
  Motorola, Inc.                          1,450                        80,294
*<F26> National Semiconductor Corporation 1,450                        35,525
*<F26> Standard Microsystems Corporation  1,450                        15,950
  Texas Instruments Inc.                  1,450                        92,438
*<F26> Xilinx, Inc.                       1,450                        63,619
                                                                   ----------
                                                                      603,293
                                                                   ----------

SOFTWARE PRODUCTS -- 10.5%
+<F27> Adobe Systems, Inc.                1,450                        57,275
*<F26>+<F27>BMC Software, Inc.            1,450                        63,075
*<F26> Borland International, Inc.        1,450                        11,691
+<F27> Computer Associates
    International, Inc.                   1,450                        95,338
*<F26> Microsoft Corporation              1,450                       227,469
*<F26> Novell, Inc.                       1,450                        15,950
*<F26> Oracle Corporation                 1,450                        71,050
*<F26> Sybase, Inc.                       1,450                        25,556
*<F26> Symantec Corporation               1,450                        21,569
  System Software Associates, Inc.        1,450                        20,119
                                                                   ----------
                                                                      609,092
                                                                   ----------
TEST, ANALYSIS, AND INSTRUMENTATION
  EQUIPMENT -- 10.3%
*<F26>+<F27>Analog Devices, Inc.          1,450                        46,581
  General Signal Corporation              1,450                        62,531
  Hewlett-Packard Company                 1,450                        78,119
  Measurex Corporation                    1,450                        35,706
  Millipore Corporation                   1,450                        59,269
  Perkin-Elmer Corporation                1,450                        89,356
  Tektronix, Inc.                         1,450                        70,688
*<F26> Teradyne, Inc.                     1,450                        34,256
*<F26> Thermo Instrument Systems, Inc.    1,450                        48,938
  Varian Associates, Inc.                 1,450                        71,413
                                                                   ----------
                                                                      596,857
                                                                   ----------

Total Common Stocks
  (Cost $4,846,458)                                                 5,607,331
                                                                   ----------
FUTURES -- 4.3%
  PSE Technology 100 Index,
    December  1996                            3                       248,600
                                                                   ----------
Total Futures
  (Cost $206,516)                                                     248,600
                                                                   ----------
SHORT-TERM INVESTMENTS -- 8.0%
MONEY MARKET -- 5.4%
  Dreyfus Cash Management Plus         $284,939                       284,939
  Federated Master Trust                 29,375                        29,375
                                                                   ----------
Total Money Market                                                    314,314
                                                                   ----------

  GOVERNMENT SECURITIES -- 2.5%
+<F27> U.S. Treasury Bills
      5.3%, due 02-06-1997              $50,000                       $49,521
     5.52%, due 08-21-1997              100,000                        96,297
                                                                   ----------
Total Government Securities
  (Cost $145,474)                                                     145,818
                                                                   ----------
Total Short-Term Investments                                          460,132
                                                                   ----------
Total Investments                                                  $6,316,063
                                                                   ----------
                                                                   ----------

*<F26>Non-income producing
+<F27>Segregated as collateral against futures

Percentages shown are a percent of net assets.

The accompanying notes to financial statements are an integral part of this schedule.


PART C - OTHER INFORMATION


      In response to Part C of Form N-1A, the Registrant hereby incorporates by reference the Part C-Other Information included in Post-Effective Amendment No. 33 to its Registration Statement on Form N-1A (Registration No. 33-12), as filed with the Securities and Exchange Commission on March 27, 1996, except that the following undertaking made in Item 32 is deleted:

      Registrant undertakes to file a Post-Effective Amendment, using Financial Statements which need not be certified, within 4-6 months from the effective date of Registrant's 1933 Act Registration Statement.

SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the 1933 Act, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of West Bend and State of Wisconsin, on the 6th day of December, 1996.

                                    PRINCIPAL PRESERVATION PORTFOLIOS, INC.


                                    By: /s/ Robert J. Tuszynski
                                        --------------------------------------
                                            Robert J. Tuszynski      President


      Pursuant to the requirements of the Securities Act of 1933, this Amended Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


/s/ Robert J. Tuszynski
------------------------- Director and President    December 6, 1996
Robert J. Tuszynski       (Chief Executive Officer)

/s/ Franklin P. Ciano
------------------------- Treasurer                 December 6, 1996
Franklin P. Ciano         (Chief Financial Officer)


All of the Board of Directors:

      Richard H. Aster
      Ralph J. Eckert
      Augustine J. English
      R.D. Ziegler

      Robert J. Tuszynski, by signing his name hereto, does hereby sign this document on behalf of himself and each of the other above-named Directors of Principal Preservation Portfolios, Inc. pursuant to a power of attorney duly executed by such persons as of January 19, 1996.


/s/ Robert J. Tuszynski             December 6, 1996
-----------------------------------
Robert J. Tuszynski
Attorney-in-Fact